Description Of Business And Organization (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Consolidated Balance Sheets Income Statement And Cash Flows Information Of Group Variable Interest Entity [Abstract]
Schedule Of Consolidated Assets And Liabilities Information Of Group Variable Interest Entity	The following consolidated assets and liabilities information of the Group’s VIEs as of December 31, 2021 and 2022, and consolidated revenues, net loss and cash flow information for the years ended December 31, 2020, 2021 and 2022 have been included in the accompanying consolidated financial statements.

	December 31,
	2021	2022
	US$	US$

Cash	3,542	5,367
Accounts receivable, net	2,241	2,959
Inventories	9,933	9,551
Amounts due from related parties*	1,271	1,249
Prepayments and other current assets	2,386	1,277

Total current assets	19,373	20,403

Property and equipment, net	660	548
Operating lease right-of-use assets	—	5,398
Other non-current assets	—	890

Total assets	20,033	27,239

Accounts payable	1,433	4,185
Contract liabilities	394	385
Current operating lease liabilities	—	1,864
Income tax payable	78	280
Accrued expenses and other current liabilities	341	442
Amounts due to related parties*	19,605	24,172

Total current liabilities	21,851	31,328

Operating lease liabilities, non-current	—	3,322

Total liabilities	21,851	34,650

*
As of December 31, 2021 and 2022, amounts due to and due from related parties represent the loans, receivables and payables that the VIEs had with the Company’s consolidated subsidiaries, which were eliminated in the Company’s consolidated financial statements.

	Year ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenues	35,493	47,683	70,635
Net income (loss)	514	751	(5,955)
Net cash provided by operating activities	2,560	69	1,410
Net cash provided by (used in) investing activities	(355)	(237)	53
Net cash provided by (used in) financing activities	68	(68)	—
Net increase (decrease) in cash	2,352	(628)	1,825
Cash at the beginning of the year	1,818	4,170	3,542
Cash at the end of the year	4,170	3,542	5,367